Restatement of the Consolidated Statements of Cash Flows - Summary of Restatement of the Consolidated Statements of Cash Flows (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net earnings (loss)	$ 13,352	$ 4,291	$ 12,983	$ 7,294	$ (18,455)	$ 88,257	$ 152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	22,058	21,389	43,948	42,461	87,622	85,265	86,559
Equity (earnings) loss from associates and joint ventures	(562)	(187)	(846)	225	(671)	(1,995)	(1,692)
Deferred income taxes (Note 11)	(1,920)	1,361	(1,662)	(3,159)	43,422	14,174	31,476
Share-based compensation expense (Note 13)	(2,667)	3,158	1,382	8,425	12,937	1,816	7,749
Gain on sale of property, plant and equipment (Note 4)	(79)	(63)	(79)	(38)	(135)	(45)	(302)
Impairment on rental equipment (Note 4)	349	485	349	485	537	2,607	26,414
Adjustments to reconcile profit (loss) other than changes in working capital	30,531	30,434	56,075	55,693	125,257	190,079	302,332
Net change in working capital and other (Note 16)	(9,434)	(16,044)	(57,690)	17,274	82,937	57,230	(235,411)
Cash provided by (used in) operating activities	21,097	14,390	(1,615)	72,967	208,194	247,309	66,921
Additions to:
Property, plant and equipment	(2,092)	(1,426)	(2,991)	(2,745)	(5,154)	(9,874)	(46,322)
Rental equipment (Note 4)	(12,155)	(14,641)	(14,695)	(25,970)	(52,187)	(123,879)	(217,068)
Proceeds on disposal of:
Property, plant and equipment	87	77	87	77	220	115	9,205
Rental equipment (Note 4)	2,693	149	2,693	1,018	4,670	4,592	6,442
Change in other assets		0		0
Investment in associates and joint ventures	(467)	0	(467)	0	(130)	(1,939)	(3,630)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	12,091	16,032	(1,355)	15,241	3,720	(39,512)	1,542
Cash used in investing activities	157	191	(16,728)	(12,379)	(48,861)	(170,497)	(249,831)
Financing Activities
Repayment of long-term debt (Note 9)		0		0
Net repayment of the Bank Facility		(22,106)		(46,865)	(53,891)	(40,081)	(812)
Net proceeds from the Asset-Based Facility (Note 9)		43,714		43,714	36,916
Repayment of the Notes (Note 9)	0	(40,000)	0	(40,000)	(40,000)	0	0
Lease liability principal repayment (Note 10)	(3,818)	(3,151)	(7,331)	(6,487)	(14,215)	(12,770)	(12,551)
Lease interest (Note 10)		0		0
Dividends paid	(2,242)	(1,794)	(4,484)	(3,587)	(7,171)	(24,212)	(37,548)
Stock option exercises (Note 13)	0	0	12	0			7,453
Debt refinancing and transaction costs	(2,437)	(892)	(6,592)	(1,047)	(2,095)	(258)	(780)
Cash used in financing activities	(9,963)	(24,229)	(8,578)	(54,272)	(80,456)	(77,321)	(44,238)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	2,573	(2,022)	1,241	(3,020)	(1,795)	(70)	(3,461)
Increase (decrease) in cash and cash equivalents	13,864	(11,670)	(25,680)	3,296	77,082	(579)	(230,609)
Cash and cash equivalents, beginning of period	133,214	110,642	172,758	95,676	95,676	96,255	326,864
Cash and cash equivalents, end of period	$ 147,078	98,972	147,078	98,972	172,758	95,676	96,255
As previously reported
Operating Activities
Net earnings (loss)		4,291		7,294	(18,455)	88,257	152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization		21,389		42,461	87,622	85,265	86,559
Equity (earnings) loss from associates and joint ventures		(187)		225	(671)	(1,995)	(1,692)
Deferred income taxes (Note 11)		1,361		(3,159)	43,422	14,174	31,476
Share-based compensation expense (Note 13)		3,158		8,425	12,937	1,816	7,749
Gain on sale of property, plant and equipment (Note 4)		(63)		(38)	(135)	(45)	(302)
Impairment on rental equipment (Note 4)		0		0
Adjustments to reconcile profit (loss) other than changes in working capital		29,949		55,208	124,720	187,472	275,918
Net change in working capital and other (Note 16)		(403)		34,289	100,435	32,776	(221,749)
Cash provided by (used in) operating activities		29,546		89,497	225,155	220,248	54,169
Additions to:
Property, plant and equipment		(1,426)		(2,745)	(5,154)	(9,874)	(46,322)
Rental equipment (Note 4)		(14,641)		(25,970)	(52,187)	(123,879)	(217,068)
Proceeds on disposal of:
Property, plant and equipment		77		77	220	115	9,205
Rental equipment (Note 4)		59		587	3,692	3,121	4,454
Change in other assets		3,895		5,336	(10,101)	(7,242)	26,911
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment		0		0
Cash used in investing activities		(12,036)		(22,715)	(63,530)	(137,759)	(222,820)
Financing Activities
Repayment of long-term debt (Note 9)		(23,093)		(50,916)	(59,476)	(41,697)	(15,748)
Net repayment of the Bank Facility		0		0
Net proceeds from the Asset-Based Facility (Note 9)		0		0
Repayment of the Notes (Note 9)		0		0
Lease liability principal repayment (Note 10)		(3,151)		(6,487)	(14,215)	(12,770)	(12,551)
Lease interest (Note 10)		(757)		(1,550)	(3,029)	(3,371)	(2,586)
Dividends paid		(1,794)		(3,587)	(7,171)	(24,212)	(37,548)
Stock option exercises (Note 13)							7,453
Debt refinancing and transaction costs		0		0
Cash used in financing activities		(28,795)		(62,540)	(83,891)	(82,050)	(60,980)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies		(385)		(946)	(652)	(1,018)	(978)
Increase (decrease) in cash and cash equivalents		(11,670)		3,296	77,082	(579)	(230,609)
Cash and cash equivalents, beginning of period		110,642	$ 172,758	95,676	95,676	96,255	326,864
Cash and cash equivalents, end of period		98,972		98,972	172,758	95,676	96,255
Restatement
Operating Activities
Net earnings (loss)		0		0
Items not requiring cash and cash equivalents:
Depreciation and amortization		0		0
Equity (earnings) loss from associates and joint ventures		0		0
Deferred income taxes (Note 11)		0		0
Share-based compensation expense (Note 13)		0		0
Gain on sale of property, plant and equipment (Note 4)		0		0
Impairment on rental equipment (Note 4)		485		485	537	2,607	26,414
Adjustments to reconcile profit (loss) other than changes in working capital		485		485	537	2,607	26,414
Net change in working capital and other (Note 16)		(15,641)		(17,015)	(17,498)	24,454	(13,662)
Cash provided by (used in) operating activities		(15,156)		(16,530)	(16,961)	27,061	12,752
Additions to:
Property, plant and equipment		0		0
Rental equipment (Note 4)		0		0
Proceeds on disposal of:
Property, plant and equipment		0		0
Rental equipment (Note 4)		90		431	978	1,471	1,988
Change in other assets		(3,895)		(5,336)	10,101	7,242	(26,911)
Investment in associates and joint ventures					(130)	(1,939)	(3,630)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment		16,032		15,241	3,720	(39,512)	1,542
Cash used in investing activities		12,227		10,336	14,669	(32,738)	(27,011)
Financing Activities
Repayment of long-term debt (Note 9)		23,093		50,916	59,476	41,697	15,748
Net repayment of the Bank Facility		(22,106)		(46,865)	(53,891)	(40,081)	(812)
Net proceeds from the Asset-Based Facility (Note 9)		43,714		43,714	36,916
Repayment of the Notes (Note 9)		(40,000)		(40,000)	(40,000)
Lease liability principal repayment (Note 10)		0		0
Lease interest (Note 10)		757		1,550	3,029	3,371	2,586
Dividends paid		0		0
Debt refinancing and transaction costs		(892)		(1,047)	(2,095)	(258)	(780)
Cash used in financing activities		4,566		8,268	3,435	4,729	16,742
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies		(1,637)		(2,074)	(1,143)	948	$ (2,483)
Increase (decrease) in cash and cash equivalents		0		0
Cash and cash equivalents, beginning of period		0		0	$ 0
Cash and cash equivalents, end of period		$ 0		$ 0		$ 0